Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (111)	$ 887	$ (504)	$ 1,417	$ (911)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	106	95	92	296	276
Interest on net defined benefit (asset) liability	4	10	5	23	17
Other	3	3	4	9	12
Defined benefit expense	113	108	101	328	305
Defined contribution expense	26	26	24	75	66
Increase (decrease) in other comprehensive income related to employee benefits	(76)	814	(490)	1,375	(904)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	6	6	3	18	15
Interest on net defined benefit (asset) liability	10	11	12	33	36
Other		(4)	2	(4)	3
Defined benefit expense	16	13	17	47	54
Increase (decrease) in other comprehensive income related to employee benefits	$ (35)	$ 73	$ (14)	$ 42	$ (7)